Cash flow information - Reconciliation of loss for year to cash generated from operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from (used in) operating activities [abstract]
(Loss)/profit for the year/period	¥ 1,256,077	¥ 1,781,829	¥ 639,743	¥ (1,429,447)
Adjustments for:
Interest on lease liabilities	25,112	34,396	32,991	26,817
Depreciation and amortization	285,241	391,167	389,871	265,019
Interest on loans and borrowings	90	226	405	1,545
Interest income	(123,969)	(145,225)	(66,344)	(40,433)
Investment income from other investments	(14,281)	(42,921)	(63,801)	(66,837)
Net change in fair value of other investments	(14,270)	3,692	(5,709)	(2,968)
Losses on disposal of property, plant and equipment and intangible assets	1,632	5,350	5,614	2,317
Impairment loss on non-current assets	4,547	3,448	13,485	2,941
Unrealized foreign exchange (gain)/loss	(25,410)	(45,522)	6,806	(46,378)
Effect of lease contract cancellation	(4,821)	3,681	(25,015)	(2,630)
Fair value changes of redeemable shares with other preferential rights				1,625,287
Share of loss/(profit) of equity accounted investees, net of tax	(268)		8,162	4,011
Equity-settled share-based payment expenses	46,432	62,882	82,835	281,319
Income tax	396,665	551,785	267,070	213,255
Changes in working capital:
Inventories	(471,722)	(250,851)	307,966	(93,197)
Trade and other receivables	(316,534)	(185,768)	(190,145)	(80,087)
Contract liabilities	25,341	(73,539)	86,314	34,353
Trade and other payables	363,327	(34,055)	180,122	386,703
Restricted cash	19,103	5,303	(28,696)	3,376
Deferred income	(3,985)	19,074	(5,282)	26,065
Cash generated from operations	¥ 1,448,307	¥ 2,084,952	¥ 1,636,392	¥ 1,111,031